   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 13, 1996


                                                      REGISTRATION NO. 333-15525




                                          SECURITIES AND EXCHANGE COMMISSION

                                               WASHINGTON, D. C. 20549
                       ------------------------

                                            POST-EFFECTIVE AMENDMENT NO. 1
                                                          TO
                                                       FORM S-6
                       ------------------------

                                      FOR REGISTRATION UNDER THE SECURITIES ACT
                                       OF 1933 OF SECURITIES OF UNIT INVESTMENT
                                           TRUSTS REGISTERED ON FORM N-8B-2
                       ------------------------



A. EXACT NAME OF TRUST:


                                          GOVERNMENT SECURITIES INCOME FUND
                                       MONTHLY PAYMENT U.S. TREASURY SERIES-26
                                                (LADDERED MATURITIES)
                                                 DEFINED ASSET FUNDS



B. NAMES OF DEPOSITORS:



                                  MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                                  SMITH BARNEY INC.
                                               PAINEWEBBER INCORPORATED
                                          PRUDENTIAL SECURITIES INCORPORATED
                                              DEAN WITTER REYNOLDS INC.




C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:



                                                  SMITH BARNEY INC.
    MERRILL LYNCH, PIERCE, FENNER &              388 GREENWICH STREET                 PAINEWEBBER INCORPORATED
           SMITH INCORPORATED                    NEW YORK, N.Y. 10013                1285 AVENUE OF THE AMERICAS
          DEFINED ASSET FUNDS                                                           NEW YORK, N.Y. 10019
             P.O. BOX 9051
       PRINCETON, N.J. 08543-9051




   PRUDENTIAL SECURITIES INCORPORATED                                                 DEAN WITTER REYNOLDS INC.
           ONE NEW YORK PLAZA                                                    TWO WORLD TRADE CENTER--59TH FLOOR
          NEW YORK, N.Y. 10292                                                          NEW YORK, N.Y. 10048




D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:




          TERESA KONCICK, ESQ.                    LAURIE A. HESSLEIN                      ROBERT E. HOLLEY
             P.O. BOX 9051                       388 GREENWICH STREET                     1200 HARBOR BLVD.
       PRINCETON, N.J. 08543-9051                NEW YORK, N.Y. 10013                   WEEHAWKEN, N.J. 07087




                                                                                             COPIES TO:
          LEE B. SPENCER, JR.                     DOUGLAS LOWE, ESQ.                PIERRE DE SAINT PHALLE, ESQ.
           ONE NEW YORK PLAZA               130 LIBERTY STREET--29TH FLOOR              450 LEXINGTON AVENUE
          NEW YORK, N.Y. 10292                   NEW YORK, N.Y. 10006                   NEW YORK, N.Y. 10017




E. TITLE AND AMOUNT OF SECURITIES BEING REGISTERED:



                     An indefinite number of Units of Beneficial Interest pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended.



F. PROPOSED MAXIMUM OFFERING PRICE TO THE PUBLIC OF THE SECURITIES BEING REGISTERED:



                                                      Indefinite


G. AMOUNT OF FILING FEE:


                                                     Inapplicable



/x/Check box if it is proposed that this filing will become effective at 9:30 a.m. on November 13, 1996 pursuant to paragraph (b) of Rule 485.

-----------------------------------------------------------------------------------------------------------------------


Defined Asset FundsSM




GOVERNMENT                             5.52% ESTIMATED CURRENT RETURN shows the estimated annual cash to be
SECURITIES                             received from interest-bearing bonds in the Portfolio (net of
INCOME FUND                            estimated annual expenses) divided by the Public Offering Price
MONTHLY PAYMENT                        (including the maximum sales charge).
U.S. TREASURY
SERIES--26                             5.28% ESTIMATED LONG TERM RETURN is a measure of the estimated
(LADDERED MATURITIES)                  return over the estimated average life of the Fund (about three
A UNIT INVESTMENT                      years). This represents an average of the yields to maturity (or in
TRUST                                  certain cases, to an earlier call date) of the individual bonds in the Portfolio, adjusted to reflect the maximum sales charge and estimated expenses. The average yield for the Portfolio is derived
-----------------------------------    by weighting each bond's yield by its market value and the time
/ / MONTHLY INCOME                     remaining to the call or maturity date, depending on how the bond is
/ / AAA-RATED BONDS                    priced. Unlike Estimated Current Return, Estimated Long Term Return
/ / FOREIGN HOLDERS                    takes into account maturities, discounts and premiums of the
TAX EXEMPT                             underlying bonds.

                                       No return estimate can be predictive of your actual return because returns will vary with purchase price (including sales charges), how
5.52%                                  long units are held, changes in Portfolio composition, changes in
ESTIMATED CURRENT RETURN               interest income and changes in fees and expenses. Therefore,
                                       Estimated Current Return and Estimated Long Term Return are designed to be comparative rather than predictive. A yield calculation which
5.28%                                  is more comparable to an individual bond may be higher or lower than
ESTIMATED LONG TERM RETURN             Estimated Current Return or Estimated Long Term Return which are more comparable to return calculations used by other investment products.

AS OF NOVEMBER 12, 1996












                                       ------------------------------------------------------------------
                                       THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
                                       SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
                                       COMMISSION
                                       NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED
                                       UPON THE ACCURACY OR ADE-
                                       QUACY OF THIS DOCUMENT. ANY REPRESENTATION TO
SPONSORS:                              THE CONTRARY IS A CRIMINAL OFFENSE.

Merrill Lynch,                         Inquiries should be directed to the Trustee at 1-800-323-1508.
Pierce, Fenner & Smith Incorporated    Prospectus dated November 13, 1996.
Smith Barney Inc.
Prudential Securities Incorporated     INVESTORS SHOULD READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR
Dean Witter Reynolds Inc.              FUTURE REFERENCE.
PaineWebber Incorporated


Defined Asset FundsSM


Defined Asset Funds is America's oldest and largest family of unit investment trusts, with over $115 billion sponsored in the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. The portfolio is divided into "units" representing equal shares of the underlying assets. Each unit receives an equal share of income and principal distributions.

Defined Asset Funds offer several defined "distinctives". You know in advance what you are investing in and that changes in the portfolio are limited -- a defined portfolio. Most defined bond funds pay interest monthly -- defined income. The portfolio offers a convenient and simple way to invest -- simplicity defined.

Your financial professional can help you select a Defined Asset Fund to meet your personal investment objectives. Our size and market presence enable us to offer a wide variety of investments. The Defined Asset Funds family offers:

 -   Municipal bond portfolios
 -   Corporate bond portfolios
 -   Government bond portfolios
 -   Equity portfolios
 -   International bond and equity portfolios

The terms of Defined Funds are as short as one year or as long as 30 years. Special defined bond funds are available including: insured funds, double and triple tax-free funds and funds with "laddered maturities" to help protect against changing interest rates. Defined Asset Funds are offered by prospectus only.

--------------------------------------------------------------------------
Defined U.S. Treasury Series
--------------------------------------------------------------------------

Our defined portfolio of U.S. Treasury securities offers you a simple and convenient way to participate in the U.S. Treasury market and obtain monthly income while earning an attractive return.

INVESTMENT OBJECTIVES

To obtain safety of capital and investment flexibility as well as current monthly income distributions through investment in a fixed, laddered portfolio of interest- bearing U.S. Treasury obligations with maturities of approximately one to five years. By utilizing an investment strategy called laddering, the Fund seeks to protect against changes in interest rates by investing a portion of the Portfolio in longer-term Securities, while if interest rates rise investors will be able to reinvest the proceeds of principal returned each year in higher yielding obligations.

--------------------------------------------------------------------------
Defining Your Portfolio
--------------------------------------------------------------------------

PROFESSIONAL SELECTION AND SUPERVISION


The Portfolio of Securities is selected by experienced buyers. The Fund is not actively managed; however it is regularly reviewed and a Security can be sold if retaining it is considered detrimental to investors' interests.

PORTFOLIO COMPOSITION


The Portfolio consists of 5 different issues of short intermediate term U.S. Treasury obligations without conversion or equity features with an aggregate face amount of $500,000.

CALL PROTECTION

100% of the aggregate face amount of the Portfolio is not subject to redemption prior to maturity but is payable in full at the stated maturity amounts.

TAX INFORMATION

In the opinion of special counsel to the Sponsors, each investor will be considered to have received the interest on his pro rata portion of each Security when interest on the Security is received by the Fund. This interest is subject to U.S. Federal income taxes for U.S. investors but exempt from state and local personal income taxes in all states. For many foreign investors, income from the Fund will be exempt from Federal income taxes.

--------------------------------------------------------------------------
Defining Your Investment
--------------------------------------------------------------------------


PUBLIC OFFERING PRICE
PER 1,000 UNITS                                               $1,013.40


The Public Offering Price as of November 12, 1996, the business day prior to the Initial Date of Deposit, is based on the aggregate offer side value of the underlying Securities in the Fund ($500,430.00), plus a maximum sales charge of 1.266% of the value of the Securities, plus cash ($4,900.00), divided by the number of units outstanding (504,900) times 1,000. The Public Offering Price on any subsequent date will vary. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price. The underlying Securities are evaluated by an independent evaluator at 3:30 p.m. Eastern time.
                                      A-2

UNIT PAR VALUE


The par value of your units--the amount of money you will receive at termination of the Fund, assuming all the bonds are paid at maturity or are redeemed by the issuer at par or sold by the Fund at par to meet redemptions--is $1,000 per 1,000 units.

LOW MINIMUM INVESTMENT

You can get started with a minimum purchase of about $250. There is no minimum purchase for payroll deduction plans.

PRINCIPAL DISTRIBUTIONS

Principal from sales, redemptions and maturities of Securities in the Fund will be distributed to investors periodically when the amount to be distributed is more than $5.00 per 1,000 units.

REINVESTMENT OPTION

You can elect to automatically reinvest your income distributions into additional units of the Fund. Reinvesting helps to compound your income.

TERMINATION DATE

The Fund will generally terminate no later than one year following the maturity date of the last maturing Security listed in the Portfolio. The Fund may be terminated earlier if the value is less than 40% of the face amount of Securities deposited.

SPONSORS' PROFIT OR LOSS


The Sponsors' profit or loss associated with the Fund will include the receipt of applicable sales charges, fluctuations in the Public Offering Price or secondary market price of units, a gain of $742.50 on the initial deposit of the Securities and a gain or loss on subsequent deposits of additional Securities (see Underwriters' and Sponsors' Profits in Part B).

--------------------------------------------------------------------------
Defining Your Costs
--------------------------------------------------------------------------

SALES CHARGES

Although the Fund is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.



                                               As a %
                            As a %          of Secondary
                      of Initial Offering      Market
                         Period Public    Public Offering
                        Offering Price         Price
                      ------------------- ----------------



Maximum Sales Charges        1.25%             1.50%





ESTIMATED ANNUAL FUND OPERATING EXPENSES



                              As a %
                            of Average          Per
                            Net Assets*     1,000 Units
                           ------------- ------------------


Trustee's Fee                     .060%     $0.60

Portfolio Supervision and
 Administrative Fees              .025%     $0.25

Organizational Expenses           .020%     $0.20

Evaluator's Fee                   .003%     $0.03

Other Operating Expenses          .014%     $0.14
                           ------------     ---------------

TOTAL                             .122%     $ 1.22
                           ------------     ---------------
                           ------------     ---------------





---------
*Based on the mean of the bid and offer side evaluations.

COSTS OVER TIME

You would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on the investment throughout the indicated periods:




1 Year   3 Years   5 Years



 $14       $16       $19





The example assumes reinvestment of all distributions into additional units of the Fund and uses a 5% annual rate of return as mandated by Securities and Exchange Commission regulations applicable to mutual funds. The Costs Over Time above reflect both sales charges and operating expenses on an increasing investment (because the net annual return is reinvested). The example should not be considered a representation of past or future expenses or annual rate of return; the actual expenses and annual rate of return may be more or less than the example.

The Fund (and therefore the investors) will bear all or a portion of its organizational costs--including costs of preparing the registration statement, the trust indenture and other closing documents, registering units with the SEC and the states and the initial audit of the Portfolio--as is common for mutual funds.

REDEEMING OR SELLING YOUR INVESTMENT


You may redeem or sell your units at any time. Your price is based on the Fund's then current net asset value (generally based on the lower bid side evaluation, as determined by an independent evaluator), plus principal cash, if any, as well as accrued interest. The bid side redemption and secondary market repurchase price per 1,000 units as of November 12, 1996 was $1,000.23 ($13.17 less than the Public Offering Price). There is no fee for redeeming or selling your units.

--------------------------------------------------------------------------
Defining Your Risks
--------------------------------------------------------------------------

RISK FACTORS

U.S. Government securities are not affected by credit risk but are subject to changes in market value resulting from changes in interest rates. Unit price fluctuates and the value of units will decline if interest rates increase. Because of deposits of additional Securities and the maturity, possible sale or other disposition of Securities, the size, composition and return of the Portfolio may change at any time. Because of the sales charges, returns of principal and fluctuations in unit price, among other reasons, the sale price will generally be less than the cost of your units. There is no guarantee that the Fund will achieve its investment objective.

The Fund itself is not backed by the full faith and credit of the U.S. Government (see Risk Factors in Part B).

--------------------------------------------------------------------------
Defining Your Income
--------------------------------------------------------------------------

MONTHLY INTEREST INCOME

The Fund pays monthly income, even though the Securities generally pay interest semi-annually.

WHAT YOU MAY EXPECT
(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):



First Distribution per 1,000 units
(December 25, 1996):                     $4.19

Regular Monthly Income per 1,000 units
(Beginning on January 25, 1997):         $4.66

Annual Income per 1,000 units:          $55.96




These figures are estimates determined as of the business day prior to the Initial Date of Deposit and actual payments may vary.

Estimated cash flows are available upon request from the Sponsors at no charge.

--------------------------------------------------------------------------
                               Defined Portfolio
--------------------------------------------------------------------------

Government Securities Income Fund
Monthly Payment U.S. Treasury Series--26
November 13, 1996
(Laddered Maturities)




                                  S&P
    PORTFOLIO NO. AND TITLE      RATING  FACE AMOUNT   COUPON  MATURITY  COST TO FUND(1)
-------------------------------- ------ -------------- ------  -------- ------------------



1. United States Treasury Notes   AAA       $  100,000  6.000% 11/30/97     $   100,665.00


2. United States Treasury Notes   AAA          100,000  5.125  11/30/98          99,055.00


3. United States Treasury Notes   AAA          100,000  6.000  10/15/99         100,773.00


4. United States Treasury Notes   AAA          100,000  5.500  12/31/00          98,586.00


5. United States Treasury Notes   AAA          100,000  6.250  10/31/01         101,351.00


                                        --------------                  ------------------
                                            $  500,000                      $   500,430.00
                                        --------------                  ------------------
                                        --------------                  ------------------






---------
(1) Evaluation of the Securities by the Evaluator is made on the basis of current offer side evaluation. On this basis, 60% of the Securities were deposited at a premium and 40% at a discount from par.

                        REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders of Government Securities Income Fund, Monthly Payment U.S. Treasury Series--26 (Laddered Maturities), Defined Asset Funds (the "Fund"):

We have audited the accompanying statement of condition and the related portfolio included in the prospectus of the Fund as of November 13, 1996. This financial statement is the responsibility of the Trustee. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of cash and an irrevocable letter of credit deposited for the purchase of securities, as described in the statement of condition, with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the Fund as of November 13, 1996 in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
NEW YORK, N.Y.
November 13, 1996

                 Statement of Condition as of November 13, 1996



 TRUST PROPERTY
 Investments--Securities and Contracts to Purchase Securities(1)                      $500,430.00
 Cash                                                                                    4,900.00
 Accrued interest to initial date of deposit on underlying Securities                    7,780.84
 Organizational Costs(2)                                                                50,000.00
                                                                                    -------------
     Total                                                                            $563,110.84
                                                                                    -------------
                                                                                    -------------
 LIABILITIES AND INTEREST OF HOLDERS
 Liabilities: Advance by the Trustee for accrued interest(3)                          $  7,780.84
   Accrued Liability(2)                                                                 50,000.00
                                                                                    -------------
   Subtotal                                                                             57,780.84
                                                                                    -------------
 Interest of Holders of 504,900 Units of fractional undivided interest outstanding:
   Cost to investors(4)                                                                511,666.49
   Gross underwriting commissions(5)                                                    (6,336.49)
                                                                                    -------------
   Subtotal                                                                            505,330.00
                                                                                    -------------
     Total                                                                            $563,110.84
                                                                                    -------------
                                                                                    -------------





---------
 (1) Aggregate cost to the Fund of the securities listed under Defined Portfolio is based upon the offer side evaluation determined by the Evaluator at the evaluation time on the business day prior to the Initial Date of Deposit. The contracts to purchase the securities are collateralized by an irrevocable letter of credit which has been issued by DBS Bank, New York Agency, in the amount of $507,468.34 and deposited with the Trustee. The amount of the letter of credit includes $ 499,687.50 for the purchase of $500,000 face amount of the securities, plus $7,780.84 for accrued interest.

 (2) This represents a portion of the Fund's organizational costs which will be deferred and amortized over five years.
Organizational costs have been estimated based on a projected Fund size of $50,000,000. To the extent the Fund is larger or smaller, the amount paid may vary.
 (3) Representing a special distribution by the Trustee to the Sponsors of an amount equal to the accrued interest on the securities as of the initial date of deposit.
 (4) Aggregate public offering price (exclusive of interest) computed on the basis of the offer side evaluation of the underlying securities as of the evaluation time on the business day prior to the initial date of deposit.
 (5) Assumes the maximum sales charge of 1.25% of the Public Offering Price (1.266% of the value of the securities).

                EFFECT OF STATE PERSONAL INCOME TAX EXEMPTION


The following chart shows what the return on a security that is subject to state personal income taxes would have to be in order to equal 5.52% Estimated Current Return and 5.28% Estimated Long Term Return on a Monthly Payment U.S. Treasury Series. This Trust is free from state personal income taxes in all states; the comparable security would be subject to deduction of state personal income taxes at the maximum state rate. Of course, if you are not in the maximum state personal income tax bracket, the fully taxable equivalent return would be less.






                                   FULLY TAXABLE RETURN    FULLY TAXABLE RETURN
                                   EQUIVALENT TO 5.52%     EQUIVALENT TO 5.28%
                                    ESTIMATED CURRENT         ESTIMATED LONG
                 MAXIMUM STATE      RETURN ON MONTHLY         TERM RETURN ON
                PERSONAL INCOME          PAYMENT             MONTHLY PAYMENT
STATE            TAX RATE (1)      U.S. TREASURY SERIES    U.S. TREASURY SERIES

---------------------------------------------------------------------------------

Alabama            5.000%(2)             5.81%                   5.56%

---------------------------------------------------------------------------------

Alaska             0.000                 5.52                    5.28

---------------------------------------------------------------------------------

Arizona            5.600(2)              5.85                    5.59

---------------------------------------------------------------------------------

Arkansas           7.000                 5.94                    5.68

---------------------------------------------------------------------------------

California         9.300                 6.09                    5.82

---------------------------------------------------------------------------------

Colorado           5.000                 5.81                    5.56

---------------------------------------------------------------------------------

Connecticut        4.500                 5.78                    5.53

---------------------------------------------------------------------------------

Delaware           7.100                 5.94                    5.68

---------------------------------------------------------------------------------

Florida            0.000                 5.52                    5.28

---------------------------------------------------------------------------------

Georgia            6.000                 5.87                    5.62

---------------------------------------------------------------------------------

Hawaii            10.000                 6.13                    5.87

---------------------------------------------------------------------------------

Idaho              8.200                 6.01                    5.75

---------------------------------------------------------------------------------

Illinois           3.000                 5.69                    5.44

---------------------------------------------------------------------------------

Indiana            3.400                 5.71                    5.47

---------------------------------------------------------------------------------

Iowa               9.980(2)              6.13                    5.87

---------------------------------------------------------------------------------

Kansas             7.750                 5.98                    5.72

---------------------------------------------------------------------------------

Kentucky           6.000                 5.87                    5.62

---------------------------------------------------------------------------------

Louisiana          6.000                 5.87                    5.62

---------------------------------------------------------------------------------

Maine              8.500                 6.03                    5.77

---------------------------------------------------------------------------------

Maryland           5.000                 5.81                    5.56

---------------------------------------------------------------------------------

Massachusetts     12.000                 6.27                    6.00

---------------------------------------------------------------------------------

Michigan           4.470                 5.78                    5.53

---------------------------------------------------------------------------------

Minnesota          8.500                 6.03                    5.77

---------------------------------------------------------------------------------

Mississippi        5.000                 5.81                    5.56

---------------------------------------------------------------------------------

Missouri           6.000                 5.87                    5.62

---------------------------------------------------------------------------------

Montana           11.000                 6.20                    5.93

---------------------------------------------------------------------------------









                                       FULLY TAXABLE RETURN    FULLY TAXABLE RETURN
                                       EQUIVALENT TO 5.52%     EQUIVALENT TO 5.28%
                                        ESTIMATED CURRENT         ESTIMATED LONG
                     MAXIMUM STATE      RETURN ON MONTHLY         TERM RETURN ON
                  PERSONAL INCOME TAX        PAYMENT             MONTHLY PAYMENT
STATE                  RATE (1)        U.S. TREASURY SERIES    U.S. TREASURY SERIES

-------------------------------------------------------------------------------------

Nebraska              6.990%                 5.93%                   5.68%

-------------------------------------------------------------------------------------

Nevada                0.000                  5.52                    5.28

-------------------------------------------------------------------------------------

New Hampshire         5.000                  5.81                    5.56

-------------------------------------------------------------------------------------

New Jersey            6.370                  5.90                    5.64

-------------------------------------------------------------------------------------

New Mexico            8.500                  6.03                    5.77

-------------------------------------------------------------------------------------

New York              7.000                  5.94                    5.68

-------------------------------------------------------------------------------------

North Carolina        7.750                  5.98                    5.72

-------------------------------------------------------------------------------------

North Dakota         12.000(7)               6.27                    6.00

-------------------------------------------------------------------------------------

Ohio                  7.500                  5.97                    5.71

-------------------------------------------------------------------------------------

Oklahoma             10.000(2)(4)            6.13                    5.87

-------------------------------------------------------------------------------------

Oregon                9.000(2)               6.07                    5.80

-------------------------------------------------------------------------------------

Pennsylvania          2.800                  5.68                    5.43

-------------------------------------------------------------------------------------

Puerto Rico          36.000(8)               8.63                    8.25

-------------------------------------------------------------------------------------

Rhode Island         10.890(5)               6.19                    5.93

-------------------------------------------------------------------------------------

South Carolina        7.000                  5.94                    5.68

-------------------------------------------------------------------------------------

South Dakota          0.000                  5.52                    5.28

-------------------------------------------------------------------------------------

Tennessee             6.000                  5.87                    5.62

-------------------------------------------------------------------------------------

Texas                 0.000                  5.52                    5.28

-------------------------------------------------------------------------------------

Utah                  7.200(3)               5.95                    5.69

-------------------------------------------------------------------------------------

Vermont               9.900(5)(6)            6.13                    5.86

-------------------------------------------------------------------------------------

Virginia              5.750                  5.86                    5.60

-------------------------------------------------------------------------------------

Washington            0.000                  5.52                    5.28

-------------------------------------------------------------------------------------

West Virginia         6.500                  5.90                    5.65

-------------------------------------------------------------------------------------

Wisconsin             6.930                  5.93                    5.67

-------------------------------------------------------------------------------------

Wyoming               0.000                  5.52                    5.28

-------------------------------------------------------------------------------------

Dist. of Columbia     9.500                  6.10                    5.83

-------------------------------------------------------------------------------------






This Chart incorporates current applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. If you live in a locality which imposes local personal income taxes, the fully taxable equivalent return may be greater than as shown on this chart. Yield figures are for example only.


(1) Based upon net amount subject to State income tax after deductions and exemptions. This Chart does not reflect other possible tax factors, such as the alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions and the possible partial disallowance of deductions. Consequently, Holders are urged to consult their own tax advisors in this regard.


(2) This state allows in any taxable year, the deduction from gross income of payments of federal tax liability in that year.


(3) This state allows in any taxable year, the deduction from gross income of 50% of amounts paid on federal tax liability in that year.


(4) The maximum applicable rate may be 7% if the taxpayer chooses not to deduct payments of federal tax liability.


(5) This rate is calculated as a percentage of the highest federal personal income tax rate of 39.6%.


(6) The rate shown includes the maximum surtax imposed by this state of 6% of federal personal income tax liability.


(7) The maximum applicable rate may be 14% of adjusted federal personal income tax liability if the state tax calculated on that basis is less than the state tax calculated on the basis of the rate shown above.


(8) An alternate basic tax may be assessed if greater than the tax calculated on the basis of the rate shown above.

                 (This page has been left blank intentionally.)

                             DEFINED ASSET FUNDSSM
                               PROSPECTUS--PART B
                       GOVERNMENT SECURITIES INCOME FUND

   THIS PART B OF THE PROSPECTUS MAY NOT BE DISTRIBUTED UNLESS ACCOMPANIED OR
                              PRECEDED BY PART A.
             FURTHER INFORMATION REGARDING THE FUND MAY BE OBTAINED
     WITHIN FIVE DAYS OF WRITING OR CALLING THE TRUSTEE, AT THE ADDRESS AND
        TELEPHONE NUMBER SET FORTH ON THE BACK COVER OF THIS PROSPECTUS.





                                      Index


                             PAGE                                       PAGE
                             ----                                       -----


Fund Description. . . . . .     1   Taxes. . . . . . . . . . . . . .        6

Risk Factors. . . . . . . .     2   Records & Reports. . . . . . . .        7

How to Buy Units. . . . . .     3   Trust Indenture. . . . . . . . .        8

How to Redeem or Sell Units     4   Miscellaneous. . . . . . . . . .        8

Income and Distributions. .     4   Supplemental Information. . . . .      10

Reinvestment. . . . . . . .     5   Description of Ratings. . . . . .      10

Fund Expenses. . . . . . .      5   Appendix A--Sales Charge Schedules    a-1



FUND DESCRIPTION

PORTFOLIO SELECTION

  Professional buyers and research analysts for Defined Asset Funds, with access to extensive research, selected the Securities for the Portfolio after considering the Fund's investment objectives as well as the availability of the Securities (all Securities in the Portfolio were issued after July 18, 1984), the price of the Securities compared to similar securities and the extent to which they were trading at discounts or premiums to par, and the maturities of the Securities. Only issues meeting these stringent criteria of Defined Asset Funds dedicated research analysts are included in the Portfolio. No leverage or borrowing is used nor does the Portfolio contain other kinds of securities to enhance yield. A summary of the Securities in the Portfolio appears in Part A of the Prospectus.

  The deposit of the Securities in the Fund on the initial date of deposit established a proportionate relationship among the face amounts of the Securities. During the 90-day period following the initial date of deposit the Sponsors may deposit additional Securities in order to create new Units, maintaining to the extent possible that original proportionate relationship. Deposits of additional Securities subsequent to the 90-day period must generally replicate exactly the proportionate relationship among the face amounts of the Securities at the end of the initial 90-day period.

  Yields on U.S. Government securities depend on many factors including general money market conditions, general conditions of the bond markets and prevailing interest rates.

  Because each Defined Asset Fund is a preselected portfolio of securities, you know the terms of the Securities before you invest. Of course, the Portfolio will change somewhat over time, as additional Securities are deposited in order to create new Units, and as Securities mature, are redeemed or are sold to meet Unit redemptions or in other limited circumstances. Because the Portfolio is not actively managed and principal is returned as the Securities are disposed of, this principal should be relatively unaffected by changes in interest rates.

PORTFOLIO SUPERVISION

  The Fund follows a buy and hold investment strategy in contrast to the frequent portfolio changes of a managed fund based on economic, financial and market analyses. Experienced financial analysts regularly review the Portfolio and a Security may be sold in certain circumstances including the occurrence of a default in payment on the Security or any other securities backed by the full faith and credit of the United States, institution of certain legal proceedings, if the Security becomes inconsistent with the Fund's investment objectives, a decline in the price of the Security or the occurrence of other market or credit factors that, in the opinion of the Sponsors, makes retention of the Security detrimental to the interests of investors.

  The Sponsors and the Trustee are not liable for any default or defect in a Security. If a contract to purchase any Security fails, the Sponsors may generally deposit a replacement security so long as it is a security issued by the U.S. Treasury and has a fixed maturity date substantially similar to the failed Security. A replacement security must be deposited within 110 days after deposit of the failed contract, at a cost that does not exceed the funds reserved for purchasing the failed Security and at a yield to maturity and current return substantially equivalent (considering then current market conditions and relative creditworthiness) to those of the failed Security, as of the date the failed contract was deposited.

RISK FACTORS

  An investment in the Fund entails certain risks, including the risk that the value of your investment will decline with increases in interest rates. Generally speaking, securities with longer maturities will fluctuate in value more than securities with shorter maturities. In recent years there have been wide fluctuations in interest rates and in the value of fixed-rate bonds generally. The Sponsors cannot predict the direction or scope of any future fluctuations.

  Certain of the Securities may have been deposited at a market discount or premium principally because their interest rates are lower or higher than prevailing rates on comparable debt securities. The current returns of market discount securities are lower than comparably rated securities selling at par because discount securities tend to increase in market value as they approach maturity. The current returns of market premium securities are higher than comparably rated securities selling at par because premium securities tend to decrease in market value as they approach maturity. Because part of the purchase price is returned through current income payments and not at maturity, an early redemption at par of a premium security will result in a reduction in yield to the Fund. Market premium or discount attributable to interest rate changes does not indicate market confidence or lack of confidence in the issue.

  The U.S. Treasury obligations included in the Portfolio, though backed by the full faith and credit of the United States, are subject to changes in market value when interest rates fluctuate. The Fund seeks to protect against declining interest rates by investing a portion of the Portfolio in longer-term Securities, while if interest rates rise investors will be able to reinvest the proceeds of principal returned each year in higher yielding obligations. It is anticipated that equal portions of principal invested will be returned annually as Securities mature.

LITIGATION AND LEGISLATION

  The Sponsors do not know of any pending litigation as of the date of this Prospectus which might reasonably be expected to have a material adverse effect upon the Fund. At any time after the initial date of deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted, affecting the Securities in the Fund.

PAYMENT OF THE SECURITIES AND LIFE OF THE FUND

  The size and composition of the Fund will be affected by the level of redemptions of Units that may occur from time to time. Principally, this will depend upon the number of investors seeking to sell or redeem their Units and whether or not the Sponsors are able to sell the Units acquired by them in the secondary market. As a result, Units offered in the secondary market may not represent the same face amount of Securities as on the initial date of deposit. Factors that the Sponsors will consider in determining whether or not to sell Units acquired in the secondary market include the size of the Fund relative to its original size, the ratio of Fund expenses to income, the Fund's current and long-term returns, the degree to which Units may be selling at a premium over par and the cost of maintaining a current prospectus for the Fund. These factors may also lead the Sponsors to seek to terminate the Fund earlier than its mandatory termination date.

FUND TERMINATION

  The Fund will be terminated no later than the mandatory termination date specified in Part A of the Prospectus. It will terminate earlier upon the disposition of the last Security or upon the consent of investors holding 51% of the Units. The Fund may also be terminated earlier by the Sponsors once the total assets of the Fund have fallen below the minimum value specified in Part A of the Prospectus. A decision by the Sponsors to terminate the Fund early will be based on factors similar to those considered by the Sponsors in determining whether to continue the sale of Units in the secondary market.

  Notice of impending termination will be provided to investors and thereafter Units will no longer be redeemable. On or shortly before termination, the Fund will seek to dispose of any Securities remaining in the Portfolio although any Security unable to be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final disposition. A proportional share of the expenses associated with termination, including brokerage costs in disposing of Securities, will be borne by investors remaining at that time. This may have the effect of reducing the amount of proceeds those investors are to receive in any final distribution.

HOW TO BUY UNITS

PUBLIC OFFERING PRICE

  Units are available from any of the Sponsors, Underwriters and other broker-dealers at the Public Offering Price plus accrued interest on the Units. The Public Offering Price varies each Business Day with changes in the value of the Portfolio and other assets and liabilities of the Fund. In the initial offering period, the Public Offering Price is based on the next offer side evaluation of the Securities, and includes a sales charge based on the number of Units of the Fund and any other Monthly Payment U.S. Treasury Series of Government Securities Income Fund purchased on any one day by a single purchaser (see Initial Offering sales charge schedule in Appendix A). In the secondary market (after the initial offering period), the Public Offering Price is based on the bid side evaluation of the Bonds, and includes a sales charge based on the number of Units of the Fund purchased in the secondary market on the same day by a single purchaser (see Secondary Market sales charge schedule in Appendix A). Purchases in the secondary market of one or more Series sponsored by the Sponsors that have the same rates of sales charge may be aggregated.

  To qualify for a reduced sales charge, the dealer must confirm that the sale is to a single purchaser or is purchased for its own account and not for distribution. For these purposes, Units held in the name of the purchaser's spouse or child under 21 years of age are deemed to be purchased by a single purchaser. A trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account is also considered a single purchaser. This procedure may be amended or terminated at any time without notice.

  Employees of certain Sponsors and Sponsor affiliates and non-employee directors of Merrill Lynch & Co. Inc. may purchase Units at any time at prices including a sales charge of not less than $5 per 1,000 Units.

  Net accrued interest and principal cash, if any, are added to the Public Offering Price, the Sponsors' Repurchase Price and the Redemption Price per Unit. This represents the interest accrued on the Securities, net of Fund expenses, from the initial date of deposit to, but not including, the settlement date for Units (less any prior distributions of interest income to investors). Securities deposited also carry accrued but unpaid interest up to the initial date of deposit. To avoid having investors pay this additional accrued interest (which earns no return) when they purchase Units, the Trustee advances and distributes this amount to the Sponsors; it recovers this advance from interest received on the Securities. Because of varying interest payment dates on the Securities, accrued interest at any time will exceed the interest actually received by the Fund.

EVALUATIONS

  Evaluations are determined by the independent Evaluator on each Business Day. This excludes Saturdays, Sundays and the following holidays as observed by the New York Stock Exchange: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and the following Federal holidays: Martin Luther King's Birthday, Columbus Day and Veterans Day. Securities evaluations are generally determined on the basis of current bid or offer prices for the Securities or comparable securities or by appraisal or by any combination of these methods. Under current market conditions the bid prices for Treasury obligations of the type deposited in the Portfolio are expected to be approximately .10% less than the offer price. Neither the Sponsors, the Trustee or the Evaluator will be liable for errors in the Evaluator's judgment. The fees of the Evaluator will be borne by the Fund.

CERTIFICATES

  Certificates for Units are issued upon request and may be transferred by paying any taxes or governmental charges and by complying with the requirements for redeeming Certificates (see How To Redeem or Sell Units below). Certain Sponsors collect additional charges for registering and shipping Certificates to purchasers. Lost or mutilated Certificates can be replaced upon delivery of satisfactory indemnity and payment of costs.

HOW TO REDEEM OR SELL UNITS

  You can redeem your Units at any time for net asset value. In addition, the Sponsors have maintained an uninterrupted secondary market for Units for over 20 years and will ordinarily buy back Units at net asset value. The following describes these two methods to redeem or sell Units in greater detail.

REDEEMING UNITS WITH THE TRUSTEE

  You can always redeem your Units directly with the Trustee for net asset value. This can be done by sending the Trustee a redemption request together with any Unit certificates you hold, which must be properly endorsed or accompanied by a written transfer instrument with signatures guaranteed by an eligible institution. In certain instances, additional documents may be required such as a trust instrument, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

  Within seven days after the Trustee's receipt of your request containing the necessary documents, a check will be mailed to you in an amount equal to the net asset value of your Units. Because of the sales charge, market movements or changes in the Portfolio, net asset value at the time you redeem your Units may be greater or less than the original cost of your Units. Net asset value is calculated each Business Day by adding the value of the Securities, net accrued interest, cash and the value of any other Fund assets; deducting unpaid taxes or other governmental charges, accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to redeem Units or for distribution to investors and the value of any other Fund liabilities; and dividing the result by the number of outstanding Units.

  As long as the Sponsors are maintaining a secondary market for Units (as described below), the Trustee will not actually redeem your Units but will sell them to the Sponsors for net asset value. If the Sponsors are not maintaining a secondary market, the Trustee will redeem your Units for net asset value or will sell your Units in the over-the-counter market if the Trustee believes it will obtain a higher net price for your Units. If the Trustee is able to sell the Units for a net price higher than net asset value, you will receive the net proceeds of the sale.

  Securities are evaluated on the offer side during the initial offering period and on the bid side thereafter.

  If cash is not available in the Fund's Income and Capital Accounts to pay redemptions, the Trustee may sell Securities selected by the Agent for the Sponsors, based on market and credit factors determined to be in the best interest of the Fund. These sales are often made at times when the Securities would not otherwise be sold and may result in lower prices than might be realized otherwise and will also reduce the size of the Fund. If Securities are being sold during a time when additional Units are being created by the purchase of additional Securities (as described under Portfolio Selection), Securities will be sold in a manner designed to maintain, to the extent practicable, the proportionate relationship among the face amounts of each Security in the Portfolio.

  Redemptions may be suspended or payment postponed (i) if the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making disposal or evaluation of the Securities not reasonably practicable or (iii) for any other period permitted by SEC order.

SPONSORS' SECONDARY MARKET FOR UNITS

  The Sponsors, while not obligated to do so, will buy back Units at net asset value without any other fee or charge as long as they are maintaining a secondary market for Units. Because of the sales charge, market movements or changes in the portfolio, net asset value at the time you sell your Units may be greater or less than the original cost of your Units. The Sponsors may resell the Units to other buyers or redeem the Units by tendering them to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices for Units.

  The Sponsors may discontinue the secondary market for Units without prior notice if the supply of Units exceeds demand or for other business reasons. Regardless of whether the Sponsors maintain a secondary market, you have the right to redeem your Units for net asset value with the Trustee at any time, as described above.

INCOME AND DISTRIBUTIONS

INCOME

  Interest received is credited to an Income Account and other receipts to a Capital Account. A Reserve Account may be created by withdrawing from the Income and Capital Accounts amounts considered appropriate by the Trustee to reserve for any material amount that may be payable out of the Fund.

DISTRIBUTIONS

  Each Unit receives an equal share of monthly distributions of interest income net of estimated expenses. Interest on the Securities is generally received by the Fund on a semi-annual or annual basis. Because interest on the Securities is not received at a constant rate throughout the year, any Monthly Income Distribution may be more or less than the interest actually received. To eliminate fluctuations in the Monthly Income Distribution, a portion of the Public Offering Price may consist of cash in an amount necessary for the Trustee to provide approximately equal interest distributions. Upon the sale or redemption of Units, investors will receive their proportionate share of this cash. In addition, if a security is sold, redeemed or otherwise disposed of, the Fund will periodically distribute to investors the portion of this cash that is attributable to the Security, as well their share of principal received from the disposition of the Security, to the extent available for distribution. As each Security in the Portfolio matures, the balance in the Capital Account will be distributed on or about the second business day following the maturity date to investors of record on the business day immediately preceding the distribution day.

  The initial estimated annual income per Unit, after deducting estimated annual Fund expenses as stated in Part A of the Prospectus, will change as Securities mature, are called or sold or otherwise disposed of, as replacement obligations are deposited and as Fund expenses change. Because the Portfolio is not actively managed, income distributions will generally not be affected by changes in interest rates and the amount of income should be substantially maintained as long as the Portfolio remains unchanged; however, optional redemptions of Securities or other Portfolio changes may occur more frequently when interest rates decline, which would result in early returns of principal and possibly earlier termination of the Fund.

REINVESTMENT

  Distributions of income may be reinvested by participating in the Fund's reinvestment plan.

  Purchases made pursuant to the Reinvestment Plan will be made without a sales charge. Unit prices are based on the offer side evaluation in the primary market, and the bid side evaluation in the secondary market. Under the Reinvestment Plan, the Fund will pay the distributions to the Trustee which in turn will purchase for the investor full and fractional Units of the Fund at the price determined as of the close of business on the distribution day and will add the Units to the investor's account and send the investor an account statement reflecting the reinvestment. The Sponsors reserve the right to amend, modify or terminate the reinvestment plan at any time without prior notice. Investors holding Units in "street name" should contact their broker, dealer or financial institution if they wish to participate in the reinvestment plan. Only income distributions may be reinvested; principal distributions will be paid in cash.

FUND EXPENSES

  Estimated annual Fund expenses are listed in Part A of the Prospectus; if actual expenses exceed the estimate, the excess will be borne by the Fund. The Trustee's fee shown in Part A of this Prospectus assumes that the Fund will reach a size estimated by the Sponsors and is based on a sliding fee scale that reduces the per 1,000 units Trustee's fee as the size of the Fund increases. The Trustee's annual fee is payable in monthly installments. The Trustee also benefits when it holds cash for the Fund in non-interest bearing accounts. Possible additional charges include Trustee fees and expenses for maintaining the Fund's registration statement current with Federal and State authorities, extraordinary services, costs of indemnifying the Trustee and the Sponsors, costs of action taken to protect the Fund and other legal fees and expenses, Fund termination expenses and any governmental charges. The Trustee has a lien on Fund assets to secure reimbursement of these amounts and may sell Securities for this purpose if cash is not available. The Sponsors receive an annual fee of a maximum of $0.25 per $1,000 face amount to reimburse them for the cost of providing Portfolio supervisory services to the Fund. While the fee may exceed their costs of providing these services to the Fund, the total supervision fees from all Series of Government Securities Income Fund will not exceed their costs for these services to all of those Series during any calendar year. The Sponsors may also be reimbursed for their costs of providing bookkeeping and administrative services to the Fund, currently estimated at $0.10 per 1,000 Units. The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

  All or some portion of the expenses incurred in establishing the Fund, including the cost of the initial preparation of documents relating to the Fund, Federal and State registration fees, the initial fees and expenses of the Trustee, legal expenses and any other out-of-pocket expenses will be paid by the Fund and amortized over five years. Any balance of the expenses incurred in establishing the Fund, as well as advertising and selling expenses will be paid from the Underwriting Account at no charge to the Fund. Sales charges on Defined Asset Funds range from under 1.0% to 5.5%. This may be less than you might pay to buy and hold a comparable managed fund.
                                       5

Defined Asset Funds can be a cost-effective way to purchase and hold investments. Annual operating expenses are generally lower than for managed funds. Because Defined Asset Funds have no management fees, limited transaction costs and no ongoing marketing expenses, operating expenses are generally less than 0.25% a year. When compounded annually, small differences in expense ratios can make a big difference in your investment results.

TAXES

  The following discussion addresses only the tax consequences of Units held as capital assets and does not address the tax consequences of Units held by dealers, financial institutions or insurance companies.

  In the opinion of Davis Polk & Wardwell, special counsel for the Sponsors, under existing law:

     The Fund is not an association taxable as a corporation for federal income tax purposes. Each investor will be considered the owner of a pro rata portion of each Security in the Fund under the grantor trust rules of Sections 671-679 of the Internal Revenue Code of 1986, as amended (the "Code"). The total cost to an investor of his Units, including sales charges and organizational expenses borne by the investor, is allocated to his pro rata portion of each Security, in proportion to the fair market values thereof on the date the investor purchases his Units, in order to determine his tax basis for his pro rata portion of each Security.

     Each investor will be considered to have received the interest on his pro rata portion of each Security when interest on the Security is received by the Fund regardless of whether it is automatically reinvested in the fund or used to pay current ongoing expenses or organizational expenses. An individual investor who itemizes deductions may deduct his pro rata share of fees and other expenses of the Fund only to the extent that such amount together with the investor's other miscellaneous deductions exceeds 2% of his adjusted gross income.

     If an investor's tax basis for his pro rata portion of a Security exceeds the redemption price at maturity thereof (subject to certain adjustments), the investor will be considered to have purchased his pro rata portion of the Security at a "bond premium". The investor may elect to amortize the bond premium prior to the maturity of the Security. The amount amortized in any year should be applied to offset the investor's interest from the Security and will result in a reduction of basis for his pro rata portion of the Security.

     An investor will recognize taxable gain or loss when all or part of his pro rata portion of a Security is disposed of by the Fund or when he sells or redeems all or some of his Units. Any such taxable gain or loss will be capital gain or loss, except that any gain from the disposition of an investor's pro rata portion of a Security acquired by the investor at a "market discount" (i.e., where the investor's tax basis for his pro rata portion of the Security is less than its stated redemption price at maturity) will be treated as ordinary income to the extent the gain does not exceed the accrued market discount.

     A distribution to an investor of Securities upon redemption of Units will not be a taxable event to the investor or to nonredeeming investors. The redeeming investor's basis for the Securities will be equal to the basis for the Securities (previously represented by his Units) prior to the redemption, and his holding period for the Securities will include the period during which he held his Units. However, the investor will recognize taxable gain or loss when he sells the Securities so distributed.

     Under the income tax laws of the State and City of New York, the Fund is not an association taxable as a corporation and income received by the Fund will be treated as the income of the investors.

     Notwithstanding the foregoing, an investor who is a non-resident alien individual or a foreign corporation (a "Foreign Investor") will generally not be subject to U.S. federal income taxes, including withholding taxes, on the interest income on, or any gain from the sale or other disposition of, his pro rata portion of any Security provided that (i) the interest income or gain is not effectively connected with the conduct by the Foreign Investor of a trade or business within the United States, (ii) with respect to any gain, the Foreign Investor (if an individual) is not present in the United States for 183 days or more during the taxable year and (iii) the Foreign Investor provides the required certification of his status and of certain other matters. Withholding agents will file with the Internal Revenue Service foreign person information returns with respect to such interest payments accompanied by such certifications. Foreign Investors should consult their own tax advisers with respect to United States federal income tax consequences of ownership of Units.


                                      * * *

  After the end of each calendar year, the Trustee will furnish to each investor an annual statement containing information relating to the interest received by the Fund on the Securities, the gross proceeds received by the Fund from the disposition of any Security (resulting from redemption or payment at maturity of any Security or the sale
                                       6
by the Fund of any Security), and the fees and expenses paid by the Fund. The Trustee will also furnish annual information returns to each investor and to the Internal Revenue Service.

  The Sponsors believe that investors who are individuals will not be subject to any state or local personal income taxes on the interest received by the Fund and distributed to them. However, investors (including individuals) may be subject to state and local taxes on any capital gains (or market discount treated as ordinary income) derived from the Fund and to other state and local taxes (including corporate income or franchise taxes, personal property or intangibles taxes, and estate or inheritance taxes) on their Units or the income derived therefrom. In addition, individual investors (and any other investors which are not subject to state and local taxes on the interest income derived from the Fund) will probably not be entitled to a deduction for state and local tax purposes for their share of the fees and expenses paid by the Fund, for any amortized bond premium or for any interest on indebtedness incurred to purchase or carry their Units. Therefore, even though the Sponsors believe that interest income from the Fund is exempt from state and local personal income taxes in all states, investors should consult their own tax advisers with respect to state and local taxation.

RETIREMENT PLANS

  This Series of Government Securities Income Fund may be well suited for purchase by Individual Retirement Accounts ("IRAs"), Keogh plans, pension funds and other qualified retirement plans, certain of which are briefly described below. Generally, capital gains and income received in each of the foregoing plans are exempt from Federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special 5 or 10 year averaging or tax-deferred rollover treatment. Investors in IRAs, Keogh plans and other tax-deferred retirement plans should consult their plan custodian as to the appropriate disposition of distributions. Investors considering participation in any of these plans should review specific tax laws related thereto and should consult their attorneys or tax advisors with respect to the establishment and maintenance of any of these plans. These plans are offered by brokerage firms, including the Sponsor of this Fund, and other financial institutions. Fees and charges with respect to such plans may vary.

  Retirement Plans for the Self-Employed--Keogh Plans. Units of the Fund may be purchased by retirement plans established for self-employed individuals, partnerships or unincorporated companies ("Keogh plans"). The assets of a Keogh plan must be held in a qualified trust or other arrangement which meets the requirements of the Code. Keogh plan participants may also establish separate IRAs (see below) to which they may contribute up to an additional $2,000 per year ($2,250 in a spousal account).

  Individual Retirement Account--IRA. Any individual can make use of a qualified IRA arrangement for the purchase of Units of the Fund. Any individual (including one covered by an employer retirement plan) can make a contribution in an IRA equal to the lesser of $2,000 ($2,250 in a spousal account) or 100% of earned income; such investment must be made in cash. However, the deductible amount an individual may contribute will be reduced if the individual's adjusted gross income exceeds $25,000 (in the case of a single individual), $40,000 (in the case of married individuals filing a joint return) or $200 (in the case of a married individual filling a separate return). Certain transactions which are prohibited under Section 408 of the Code will cause all or a portion of the amount in an IRA to be deemed to be distributed and subject to tax at that time. Unless nondeductible contributions were made in 1987 or a later year, all distributions from an IRA will be treated as ordinary income but generally are eligible for tax-deferred rollover treatment. Taxable distributions made before attainment of age 591/2, except in the case of the participant's death or disability or where the amount distributed is part of a series of substantially equal periodic (at least annual) payments that are to be made over the life expectancies of the participant and his or her beneficiary, are generally subject to a surtax in an amount equal to 10% of the distribution.

  Corporate Pension and Profit-Sharing Plans. A pension or profit-sharing plan for employees of a corporation may purchase Units of the Fund.

RECORDS AND REPORTS

  The Trustee keeps a register of the names, addresses and holdings of all investors. The Trustee also keeps records of the transactions of the Fund, including a current list of the Securities and a copy of the Indenture, and supplemental information on the operations of the Fund and the risks associated with the Securities held by the Fund, which may be inspected by investors at reasonable times during business hours.

  With each distribution, the Trustee includes a statement of the interest and any other receipts being distributed. Within five days after deposit of Securities in exchange or substitution for Securities (or contracts) previously deposited, the Trustee will send a notice to each investor, identifying both the Securities removed and the replace-
                                       7
ment Securities deposited. The Trustee sends each investor of record an annual report summarizing transactions in the Fund's accounts and amounts distributed during the year and Securities held, the number of Units outstanding and the Redemption Price at year end, the interest received by the Fund on the Securities, the gross proceeds received by the Fund from the disposition of any Security (resulting from redemption or payment at maturity or sale of any Security), and the fees and expenses paid by the Fund, among other matters. The Trustee will also furnish annual information returns to each investor. Investors may obtain copies of Security evaluations from the Trustee to enable them to comply with federal and state tax reporting requirements. Fund accounts are audited annually by independent accountants selected by the Sponsors. Audited financial statements are available from the Trustee on request.

TRUST INDENTURE

  The Fund is a "unit investment trust" created under New York law by a Trust Indenture among the Sponsors, the Trustee and the Evaluator. This Prospectus summarizes various provisions of the Indenture, but each statement is qualified in its entirety by reference to the Indenture.

  The Indenture may be amended by the Sponsors and the Trustee without consent by investors to cure ambiguities or to correct or supplement any defective or inconsistent provision, to make any amendment required by the SEC or other governmental agency or to make any other change not materially adverse to the interest of investors (as determined in good faith by the Sponsors). The Indenture may also generally be amended upon consent of investors holding 51% of the Units. No amendment may reduce the interest of any investor in the Fund without the investor's consent or reduce the percentage of Units required to consent to any amendment without unanimous consent of investors. Investors will be notified on the substance of any amendment.

  The Trustee may resign upon notice to the Sponsors. It may be removed by investors holding 51% of the Units at any time or by the Sponsors without the consent of investors if it becomes incapable of acting or bankrupt, its affairs are taken over by public authorities, or if under certain conditions the Sponsors determine in good faith that its replacement is in the best interest of the investors. The Evaluator may resign or be removed by the Sponsors and the Trustee without the investors' consent. The resignation or removal of either becomes effective upon acceptance of appointment by a successor; in this case, the Sponsors will use their best efforts to appoint a successor promptly; however, if upon resignation no successor has accepted appointment within 30 days after notification, the resigning Trustee or Evaluator may apply to a court of competent jurisdiction to appoint a successor.

  Any Sponsor may resign so long as one Sponsor with a net worth of $2,000,000 remains and is agreeable to the resignation. A new Sponsor may be appointed by the remaining Sponsors and the Trustee to assume the duties of the resigning Sponsor. If there is only one Sponsor and it fails to perform its duties or becomes incapable of acting or bankrupt or its affairs are taken over by public authorities, the Trustee may appoint a successor Sponsor at reasonable rates of compensation, terminate the Indenture and liquidate the Fund or continue to act as Trustee without a Sponsor. Merrill Lynch, Pierce, Fenner & Smith Incorporated has been appointed as Agent for the Sponsors by the other Sponsors.

  The Sponsors, the Trustee and the Evaluator are not liable to investors or any other party for any act or omission in the conduct of their responsibilities absent bad faith, willful misfeasance, negligence (gross negligence in the case of a Sponsor or the Evaluator) or reckless disregard of duty. The Indenture contains customary provisions limiting the liability of the Trustee.

MISCELLANEOUS

LEGAL OPINION

  The legality of the Units has been passed upon by Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors.

AUDITORS

  The Statement of Condition in Part A of the Prospectus was audited by Deloitte & Touche LLP, independent accountants, as stated in their opinion. It is included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing.

TRUSTEE

  The Trustee and its address are stated on the back cover of the Prospectus. The Trustee is subject to supervision by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

SPONSORS

  The Sponsors are listed on the back cover of the Prospectus. They may include Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned subsidiary of Merrill Lynch Co. Inc.; Smith Barney Inc., an indirect wholly-owned subsidiary of The Travelers Inc.; Prudential Securities Incorporated, an indirect wholly-owned subsidiary of the Prudential Insurance Company of America; Dean Witter Reynolds, Inc., a principal operating subsidiary of Dean Witter Discover & Co. and PaineWebber Incorporated, a wholly-owned subsidiary of PaineWebber Group Inc. Each Sponsor, or one of its predecessor corporations, has acted as Sponsor of a number of series of unit investment trusts. Each Sponsor has acted as principal underwriter and managing underwriter of other investment companies. The Sponsors, in addition to participating as members of various selling groups or as agents of other investment companies, execute orders on behalf of investment companies for the purchase and sale of securities of these companies and sell securities to these companies in their capacities as brokers or dealers in securities.

CODE OF ETHICS

  The Agent for the Sponsors has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its personnel who have access to information on Defined Asset Funds portfolio transactions. The code is intended to prevent any act, practice or course of conduct which would operate as a fraud or deceit on any Fund and to provide guidance to these persons regarding standards of conduct consistent with the Agent's responsibilities to the Funds.

PUBLIC DISTRIBUTION

  In the initial offering period Units will be distributed to the public through the Underwriting Account and dealers who are members of the National Association of Securities Dealers, Inc. The initial offering period is 30 days or less if all Units are sold. If some Units initially offered have not been sold, the Sponsors may extend the initial offering period for up to four additional successive 30-day periods.

  The Sponsors intend to qualify Units for sale in all states in which qualification is deemed necessary through the Underwriting Account and by dealers who are members of the National Association of Securities Dealers, Inc. The Sponsors do not intend to qualify Units for sale in any foreign countries and this Prospectus does not constitute an offer to sell Units in any country where Units cannot lawfully be sold. Sales to dealers and to introducing dealers, if any, will initially be made at prices which represent a concession from the Public Offering Price, but the Agent for the Sponsors reserves the right to change the rate of any concession from time to time. Any dealer or introducing dealer may reallow a concession up to the concession to dealers.

UNDERWRITERS' AND SPONSORS' PROFITS

  Upon sale of the Units, the Underwriters will be entitled to receive sales charges; each Underwriter's interest in the Underwriting Account will depend upon the number of Units acquired through the issuance of additional Units. The Sponsors also realize a profit or loss on deposit of the Securities equal to the difference between the cost of the Securities to the Fund (based on the offer side evaluation on the initial date of deposit) and the Sponsors' cost of the Securities. During the initial offering period, the Underwriting Account also may realize profits or sustain losses as a result of fluctuations after the initial date of deposit in the Public Offering Price of the Units. In maintaining a secondary market for Units, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy Units and the prices at which they resell these Units (which include the sales charge) or the prices at which they redeem the Units. Cash, if any, made available by buyers of Units to the Sponsors prior to a settlement date for the purchase of Units may be used in the Sponsors' businesses to the extent permitted by Rule 15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the Sponsors.

FUND PERFORMANCE

  Information on the performance of the Fund for various periods, on the basis of changes in Unit price plus the amount of income and principal distributions reinvested, may be included from time to time in advertisements, sales literature, reports and other information furnished to current or prospective investors. Total return figures are not averaged, and may not reflect deduction of the sales charge, which would decrease the return. Average annualized return figures reflect deduction of the maximum sales charge. No provision is made for any income taxes payable.

  Past performance may not be indicative of future results. The Fund is not actively managed. Unit price and return fluctuate with the value of the Securities in the Portfolio, so there may be a gain or loss when Units are sold.

  Fund performance may be compared to performance data from publications such as Donoghue's Money Fund Report, Lehman Brothers Intermediate Treasury Bond Index, Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, The New York Times, U.S. News and World Report, Barron's, Business Week, CDA Investment Technology, Inc., Forbes Magazine or Fortune Magazine. As with other performance data, performance comparisons should not be considered representative of the Fund's relative performance for any future period.

DEFINED ASSET FUNDS

  For decades informed investors have purchased unit investment trusts for dependability and professional selection of investments. Defined Asset Funds' philosophy is to allow investors to "buy with knowledge" (because, unlike managed funds, the portfolio of bonds and the return are relatively fixed) and "hold with confidence" (because the portfolio is professionally selected and regularly reviewed). Defined Asset Funds offers an array of simple and convenient investment choices, suited to fit a wide variety of personal financial goals--a buy and hold strategy for capital accumulation, such as for children's education or retirement, or attractive, regular current income consistent with the preservation of principal. Unit investment trusts are particularly suited for the many investors who prefer to seek long-term income by purchasing sound investments and holding them, rather than through active trading. Few individuals have the knowledge, resources or capital to buy and hold a diversified portfolio on their own; it would generally take a considerable sum of money to obtain the breadth and diversity that Defined Asset Funds offer. One's investment objectives may call for a combination of Defined Asset Funds.

  One of the most important investment decisions you face may be how to allocate your investments among asset classes. Diversification among different kinds of investments can balance the risks and rewards of each one. Most investment experts recommend stocks for long-term capital growth. Long-term corporate bonds offer relatively high rates of interest income. By purchasing both defined equity and defined bond funds, investors can receive attractive current income, as well as growth potential, offering some protection against inflation. From time to time various advertisements, sales literature, reports and other information furnished to current or prospective investors may present the average annual compounded rate of return of selected asset classes over various periods of time, compared to the rate of inflation over the same periods.

SUPPLEMENTAL INFORMATION

  Upon writing or calling the Trustee shown on the back cover of this Prospectus, investors will receive at no cost to the investor supplemental information about the Fund, which has been filed with the SEC. The supplemental information includes more detailed risk factor disclosure about the types of Securities that may be part of the Fund's Portfolio and general information about the structure and operation of the Fund.

DESCRIPTION OF RATING (AS DESCRIBED BY STANDARD & POOR'S RATINGS GROUP, A DIVISION OF MCGRAW HILL, INC.)

  Debt: rated AAA has the highest rating assigned by Standard & Poor's to a security. Capacity to pay interest and repay principal is extremely strong.

                                   APPENDIX A
                          ONE TO FIVE YEAR MATURITIES
                     INITIAL OFFERING SALES CHARGE SCHEDULE

                                       SALES CHARGE
                                (GROSS UNDERWRITING PROFIT)
                              -------------------------------
                                AS PERCENT OF   AS PERCENT OF DEALER CONCESSION AS    PRIMARY MARKET
                              OFFER SIDE PUBLIC  NET AMOUNT    PERCENT OF PUBLIC      CONCESSION TO
       NUMBER OF UNITS         OFFERING PRICE     INVESTED       OFFERING PRICE    INTRODUCING DEALERS
----------------------------- ----------------- ------------- -------------------- --------------------

Less than 1,000,000. . . . .      1.25%         1.266%              0.813%                $9.00
1,000,000 or more. . . . . .      1.00          1.010               0.650                  7.20



                     SECONDARY MARKET SALES CHARGE SCHEDULE

                                              SALES CHARGE
                                      (GROSS UNDERWRITING PROFIT)
                                     ------------------------------
                                      AS PERCENT OF   AS PERCENT OF  DEALER CONCESSION AS
                                     BID SIDE PUBLIC   NET AMOUNT      PERCENT OF PUBLIC
          NUMBER OF UNITS            OFFERING PRICE     INVESTED        OFFERING PRICE
-----------------------------------  ---------------  -------------  ---------------------

Less than 1,000,000. . . . . . . .      1.50%         1.523%         0.975%
1,000,000 or more. . . . . . . . .      1.25          1.266          0.813



                           SIX TO TEN YEAR MATURITIES
                     INITIAL OFFERING SALES CHARGE SCHEDULE

                                       SALES CHARGE
                                (GROSS UNDERWRITING PROFIT)
                              -------------------------------
                                AS PERCENT OF   AS PERCENT OF DEALER CONCESSION AS    PRIMARY MARKET
                              OFFER SIDE PUBLIC  NET AMOUNT    PERCENT OF PUBLIC      CONCESSION TO
       NUMBER OF UNITS         OFFERING PRICE     INVESTED       OFFERING PRICE    INTRODUCING DEALERS
----------------------------- ----------------- ------------- -------------------- --------------------

Less than 500,000. . . . . .      2.00%         2.041%              1.300%               $14.40
500,000 - 999,999. . . . . .      1.50          1.523               0.975                 10.80
1,000,000 or more. . . . . .      1.00          1.010               0.650                  7.20



                     SECONDARY MARKET SALES CHARGE SCHEDULE

                                              SALES CHARGE
                                      (GROSS UNDERWRITING PROFIT)
                                     ------------------------------
                                      AS PERCENT OF   AS PERCENT OF  DEALER CONCESSION AS
                                     BID SIDE PUBLIC   NET AMOUNT      PERCENT OF PUBLIC
          NUMBER OF UNITS            OFFERING PRICE     INVESTED        OFFERING PRICE
-----------------------------------  ---------------  -------------  ---------------------

Less than 500,000. . . . . . . . .      2.25%         2.302%         1.463%
500,000 - 999,999. . . . . . . . .      1.75          1.781          1.138
1,000,000 or more. . . . . . . . .      1.25          1.266          0.813


This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:


  The facing sheet of Form S-6.


  The Cross-Reference Sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds, Municipal Insured Series, 1933 Act File No. 33-54565).


  The Prospectus.



  The Signatures.


  The following exhibits:



     1.1.1 --  Form of Standard Terms and Conditions of Trust Effective October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund,
               Multi-State Series 48, 1933 Act File No. 33-50247).
     1.2   --  Form of Master Agreement Among Underwriters (incorporated by reference to Exhibit 1.2 to the
               Registration Statement of The Corporate Income Fund, One Hundred Ninety-Fourth Monthly Payment
               Series, 1933 Act File No. 2-90925).
     4.1   --  Consent of the Evaluator.
     5.1   --  Consent of Independent Accountants
     9.1   --  Information Supplement (incorporated by reference to Exhibit 9.1 to the Registration Statement of Government Securities Income Fund, Monthly Payment U.S. Treasury Series--22, 1933 Act File
               No. 33-57173).


                                   SIGNATURES



   PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485 (B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 13TH DAY OF NOVEMBER, 1996.


             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

   A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.


   A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.


   A majority of the members of the Board of Directors of Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.


   A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.


   A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.